UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Hennessy Balanced Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 52.02%
Consumer Discretionary - 4.04%
McDonald's Corp.	5,050	$475,558	4.04%
Consumer Staples - 4.13%
Procter & Gamble Co.	6,350	486,537	4.13%
Energy - 4.60%
Chevron Corp.	4,850	541,406	4.60%
Financials - 1.06%
J.P. Morgan Chase & Co.	2,250	124,560	1.06%
Health Care - 10.25%
Merck & Co., Inc.	12,900	683,313	5.80%
Pfizer, Inc.	17,250	524,400	4.45%
		1,207,713	10.25%
Industrials - 5.24%
General Electric Co.	24,550	616,942	5.24%
Information Technology - 7.88%
Cisco Systems, Inc.	7,250	158,848	1.35%
Intel Corp.	24,400	598,776	5.08%
Microsoft Corp.	4,500	170,325	1.45%
		927,949	7.88%
Materials - 5.20%
EI Du Pont de Nemours & Co.	10,050	613,150	5.20%
Telecommunication Services - 9.62%
AT&T, Inc.	17,500	583,100	4.95%
Verizon Communications, Inc.	11,450	549,829	4.67%
		1,132,929	9.62%
TOTAL COMMON STOCKS (Cost $5,258,063)		6,126,744	52.02%

SHORT-TERM INVESTMENTS - 48.14%
Money Market Funds - 1.44%
Fidelity Government Portfolio - Institutional Class	169,357	169,357	1.44%
0.01% (a)		169,357	1.44%
TOTAL MONEY MARKET FUNDS (Cost $169,357)
U.S. Treasury Bills - 46.70%
0.075%, 02/06/2014 (b)	1,700,000	1,699,978
0.055%, 03/06/2014 (b)	300,000	299,974	2.55%
0.105%, 05/01/2014 (b)	300,000	299,989	2.55%
0.135%, 05/29/2014 (b)	600,000	599,944	5.09%
0.160%, 06/26/2014 (b)	800,000	799,877	6.79%
0.075%, 08/21/2014 (b)	1,000,000	999,675	8.49%
0.120%, 09/18/2014 (b)	800,000	799,704	6.79%
TOTAL U.S. TREASURY BILLS (Cost $5,498,309)		5,499,141	46.70%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,667,666)		5,668,498	48.14%

Total Investments (Cost $10,925,729) - 100.16%		11,795,242	100.16%
Liabilities in Excess of Other Assets - (0.16)%		(18,577)	(0.16)%
TOTAL NET ASSETS - 100.00%		$11,776,665	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31, 2014.
(b)	The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$10,935,292
Gross unrealized appreciation	901,199
Gross unrealized depreciation	(41,249)
Net unrealized appreciation	$859,950

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$475,558	$-	$-	$475,558
Consumer Staples	486,537	-	-	486,537
Energy	541,406	-	-	541,406
Financials	124,560	-	-	124,560
Health Care	1,207,713	-	-	1,207,713
Industrials	616,942	-	-	616,942
Information Technology	927,949	-	-	927,949
Materials	613,150	-	-	613,150
Telecommunication Services	1,132,929	-	-	1,132,929
Total Common Stock	$6,126,744	$-	$-	$6,126,744

Short-Term Investments
Money Market Funds	$169,357	$-	$-	$169,357
U.S. Treasury Bills	-	5,499,141	-	5,499,141
Total Short-Term Investments	$169,357	$5,499,141	$-	$5,668,498

Total Investments	$6,296,101	$5,499,141	$-	$11,795,242

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 71.56%
Consumer Discretionary - 6.40%
McDonald's Corp.	59,400	$5,593,698	6.40%
Consumer Staples - 4.60%
Procter & Gamble Co.	52,500	4,022,550	4.60%
Energy - 5.25%
Chevron Corp.	41,100	4,587,993	5.25%
Financials - 0.59%
J.P. Morgan Chase & Co.	9,300	514,848	0.59%
Health Care - 16.59%
Johnson & Johnson	19,000	1,680,930	1.92%
Merck & Co., Inc.	127,700	6,764,269	7.74%
Pfizer, Inc.	199,100	6,052,640	6.93%
		14,497,839	16.59%
Industrials - 6.23%
General Electric Co.	216,600	5,443,158	6.23%
Information Technology - 13.10%
Cisco Systems, Inc.	26,300	576,233	0.66%
Intel Corp.	253,900	6,230,706	7.13%
Microsoft Corp.	122,600	4,640,410	5.31%
		11,447,349	13.10%
Materials - 5.28%
EI Du Pont de Nemours & Co.	75,600	4,612,356	5.28%
Telecommunication Services - 13.52%
AT&T, Inc.	175,000	5,831,000	6.67%
Verizon Communications, Inc.	124,600	5,983,292	6.85%
		11,814,292	13.52%
TOTAL COMMON STOCKS (Cost $51,223,541)		62,534,083	71.56%

SHORT-TERM INVESTMENTS - 69.56%
Money Market Funds - 2.05%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	1,793,783	1,793,783	2.05%
TOTAL MONEY MARKET FUNDS (Cost $1,793,783)		1,793,783	2.05%
U.S. Treasury Bills* - 67.51%
0.038%, 02/13/2014 (b)	24,000,000	23,999,580	27.46%
0.038%, 02/20/2014 (b)	15,000,000	14,999,842	17.17%
0.025%, 03/27/2014 (b)	20,000,000	19,999,085	22.88%
TOTAL U.S. TREASURY BILLS (Cost $58,998,507)		58,998,507	67.51%
TOTAL SHORT-TERM INVESTMENTS (Cost $60,792,290)		60,792,290	69.56%

Total Investments (Cost $112,015,831) - 141.12%		123,326,373	141.12%
Liabilities in Excess of Other Assets - (41.12)%		(35,932,245)	(41.12)%
TOTAL NET ASSETS - 100.00%		$87,394,128	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31, 2014.
(b)	The rate listed is discount rate at issue.
* Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
14,392,000	Jefferies LLC	0.25%	11/25/2013	2/13/2014	$14,399,996
8,995,000	Jefferies LLC	0.25%	12/19/2013	2/20/2014	8,998,873
12,593,000	Jefferies LLC	0.25%	1/23/2014	3/27/2014	12,600,713
$35,980,000					$35,999,582

As of January 31, 2014, the fair value of securities held as collateral for reverse repurchase agreements was $58,998,507 as noted on the Schedule of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$112,180,818
Gross unrealized appreciation	11,517,771
Gross unrealized depreciation	(372,216)
Net unrealized appreciation	$11,145,555

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,593,698	$-	$-	$5,593,698
Consumer Staples	4,022,550	-	-	4,022,550
Energy	4,587,993	-	-	4,587,993
Financials	514,848	-	-	514,848
Health Care	14,497,839	-	-	14,497,839
Industrials	5,443,158	-	-	5,443,158
Information Technology	11,447,349	-	-	11,447,349
Materials	4,612,356	-	-	4,612,356
Telecommunication Services	11,814,292	-	-	11,814,292
Total Common Stock	$62,534,083	$-	$-	$62,534,083

Short-Term Investments
Money Market Funds	$1,793,783	$-	$-	$1,793,783
U.S. Treasury Bills	-	58,998,507	-	58,998,507
Total Short-Term Investments	$1,793,783	$58,998,507	$-	$60,792,290

Total Investments	$64,327,866	$58,998,507	$-	$123,326,373

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Reverse repurchase agreements are carried at face value, hence, are not included in the fair valuation heirarchy. The face value of the reverse repurchase agreements at January 31, 2014, was $35,980,000. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. The face value plus interest due at maturity is equal to $35,999,582.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Funds, Inc.

By (Signature and Title)          /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          March 27, 2014

By (Signature and Title)*        /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date          March 27, 2014